Operating leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements ( Table)

Twelve month periods ending	Amount
December 31, 2024	$5,917
December 31, 2025	6,242
December 31, 2026	5,729
December 31, 2027	6,413
December 31, 2028	5,763
December 31, 2029 and thereafter	-
Total undiscounted lease payments	$30,064
Discount based on incremental borrowing rate	(2,516)
Present value of lease liability	$27,548
Operating lease liabilities, current	5,024
Operating lease liabilities, non-current	22,524

Operating leases - Operating lease liabilities of office rental arrangements (Table)

Twelve month periods ending	Amount
December 31, 2024	$227
December 31, 2025	50
December 31, 2026	-
December 31, 2027	-
December 31, 2028	-
December 31, 2029 and thereafter	-
Total undiscounted lease payments	$277
Discount based on incremental borrowing rate	-
Present value of lease liability	$277
Operating lease liabilities, current	227
Operating lease liabilities, non-current	50